Shareholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2022
Shareholders’ Equity (Tables) [Line Items]
Schedule of summary of warrants activity
	Number of warrants	Weighted average life	Expiration dates
Balance of warrants outstanding as of December 31, 2020	6,020,000	3.1 years	February 4, 2024
Additional warrants upon exercise of UPO	100,000
Exercised	(96,300)
Balance of warrants outstanding as of December 31, 2021	6,023,700	2.1 years	February 4, 2024
Exercised	-
Balance of warrants outstanding as of June 30, 2022	6,023,700	1.6 years	February 4, 2024
Balance of warrants exercisable as of June 30, 2022	6,023,700	1.6 years	February 4, 2024